Rule 497(b)
                                                      Registration No. 333-23331


                         [Tocqueville Trust letterhead]


April 15, 1997


Dear Valued Shareholder:

         At a recent Board of Trustees meeting of the Tocqueville Trust, the Board unanimously recommended to rename the former Tocqueville Europe Fund and merge the assets of the Tocqueville Asia-Pacific Fund into what is now called the Tocqueville International Value Fund. The reasons for combining the two funds are several:

         First, there will be the potential to realize substantial benefits from the economies of scale that are associated with a larger asset base. In addition, the Trustees believe that there will be substantial benefits to the combined fund through a wider diversification of its assets across a broader country base, thereby increasing investment opportunities for the Fund with the potential of spreading investment risks among a greater number of issues. We have evaluated the risk profile of both funds separately, and informed the Board of our belief that, as a general matter, long-term capital appreciation may more likely be realized through investments in a more diversified international investment portfolio such as that of the International Value Fund.

         We realize that certain shareholders originally invested in either the Europe Fund or Asia-Pacific Fund for regional specialization purposes. We now believe, however, that combining these funds will enhance long-term performance while reducing the overall risk exposure of the combined fund. Furthermore, our goal will be to invest in more than sixty companies, while adhering to our traditional value/contrarian philosophy, without regard to country or regional specialization. We will continue to provide superior in-house research on a bottom-up, company basis and seek value where others do not.

         As portfolio manager to both original funds and now to the Tocqueville International Value Fund, I remain committed to providing international diversification for our clients and, in turn, solid investment results, based on a clear investment strategy. Please carefully read through the enclosed proxy statement and return the ballot at your earliest convenience. If you have any questions or comments, I would be delighted to speak with each of you personally.

         With kind regards, I am

                                    Sincerely

                                    /s/Francois Sicart
                                    ------------------
                                    Francois Sicart
                                    Chairman

                              THE TOCQUEVILLE TRUST

                        THE TOCQUEVILLE ASIA-PACIFIC FUND
                                  1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                                 (800) 697-3863

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                 APRIL 29 , 1997

         A Special Meeting of Shareholders (the "Meeting") of The Tocqueville Asia-Pacific Fund (the "Asia-Pacific Fund") will be held on April 29, 1997 at 10:00 a.m. Eastern time, at the offices of The Tocqueville Trust (the "Trust"), 1675 Broadway, New York, New York 10019, for the following purposes, which are more fully described in the accompanying Combined Prospectus/Proxy Statement dated April 14, 1997:

         1. To approve a Plan of Reorganization and Liquidation providing for the transfer of the assets of the Asia-Pacific Fund to The Tocqueville International Value Fund, another portfolio of the Trust (the "International Value Fund"), in exchange for shares of the International Value Fund and the distribution of such shares to shareholders of the Asia-Pacific Fund in liquidation of the Asia-Pacific Fund; and

         2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

         THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE ASIA-PACIFIC FUND VOTE TO APPROVE THE PLAN OF REORGANIZATION AND LIQUIDATION.

         The Board of Trustees has fixed the close of business on April 9, 1997 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The enclosed proxy is being solicited on behalf of the Board of Trustees of the Trust.

         Each shareholder who does not expect to attend in person is requested to complete, date, sign and promptly return the enclosed form of proxy.

                                                     By order of the Board of
                                                     Trustees,

                                                     Francois D. Sicart
                                                     Principal Executive Officer
Dated:  April 15, 1997

                             YOUR VOTE IS IMPORTANT

Please indicate your voting instructions on the enclosed proxy card, sign and date it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to save any additional expense of further solicitation, please mail your proxy promptly.

                              THE TOCQUEVILLE TRUST

                        THE TOCQUEVILLE ASIA-PACIFIC FUND
                    THE TOCQUEVILLE INTERNATIONAL VALUE FUND

                       COMBINED PROSPECTUS/PROXY STATEMENT

                                 April 14, 1997

         This Combined Prospectus/Proxy Statement is sent to you in connection with the solicitation of proxies by the Board of Trustees (the "Board") of The Tocqueville Trust (the "Trust") on behalf of The Tocqueville Asia-Pacific Fund (the "Asia-Pacific Fund") for a Special Meeting of Shareholders (the "Meeting") to be held at the offices of the Trust, 1675 Broadway, New York, New York 10019 on April 29, 1997, at 10:00 a.m. Eastern time, at which shareholders of the Asia-Pacific Fund will be asked to consider and approve a proposed Plan of Reorganization and Liquidation (the "Plan").

The Plan provides for the transfer of the assets of the Asia-Pacific Fund to The Tocqueville International Value Fund, another portfolio of the Trust (the "International Value Fund"), in exchange for shares of the International Value Fund. Following such transfer, shares of the International Value Fund will be distributed to the existing shareholders of the Asia-Pacific Fund in liquidation of the Asia-Pacific Fund. As a result of the proposed transactions, each shareholder of the Asia-Pacific Fund will receive that number of full and fractional shares of the International Value Fund equal in value at the close of business on the date of the exxchange to the value of that shareholder's shares

of  the  Asia-Pacific   Fund.   These   transactions  are  referred  to  as  the
"Reorganization." (The International Value Fund and the Asia-Pacific Fund are sometimes referred to as a "Fund" and together as the "Funds").

         The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is organized as a Massachusetts business trust, and issues its shares of beneficial interest in separate portfolios, each with its own investment objective and policies. The investment objective of the International Value Fund is long-term capital appreciation consistent with preservation of capital primarily through investments in securities of non-U.S. issuers. The investment objective of the Asia-Pacific Fund is long-term capital appreciation consistent with preservation of capital primarily through investments in securities of issuers located in Asia and the Pacific Basin.

         Tocqueville Asset Management L.P. provides each Fund with investment advisory and certain administrative services.

         This Combined Prospectus/Proxy Statement, which you should keep for future reference, sets forth concisely the information about the International Value Fund that a prospective investor should know before voting. THIS COMBINED PROSPECTUS/PROXY STATEMENT IS ACCOMPANIED BY THE PROSPECTUS OF THE INTERNATIONAL VALUE FUND DATED FEBRUARY 28, 1997, WHICH IS INCORPORATED BY REFERENCE IN ITS ENTIRETY. A Statement of Additional Information dated April 14, 1997 relating to this Combined Prospectus/Proxy Statement (the "Related Statement of Additional Information") has been filed with the Securities and Exchange Commission (the "Commission"); it accompanies and is incorporated by reference into this Combined Prospectus/Proxy Statement. Information about the Asia-Pacific Fund is incorporated by reference to the Prospectus for the Asia- Pacific Fund dated February 28, 1997, which has also been filed with the Commission. A Statement of Additional Information dated February 28, 1997 for the International Value Fund has been filed with the Commission and is incorporated into the Related Statement of Additional Information. Copies of the current Prospectus and Statement of Additional Information of the Asia-Pacific Fund may be obtained without charge by calling 1-800-697-3863 or writing the Trust at c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

--------------------------------------------------------------------------------
THE SECURITIES OF THE TOCQUEVILLE INTERNATIONAL VALUE FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TOCQUEVILLE INTERNATIONAL VALUE FUND OR THE TOCQUEVILLE ASIA-PACIFIC FUND.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Synopsis......................................................................1
Risk Factors..................................................................3
Comparison of Fees and Expenses...............................................4
Information About the Transaction.............................................5
Reasons for the Transaction...................................................8
Comparison of the Funds' Investment Objectives and Policies...................9
Information About the Funds..................................................10
Additional Information.......................................................11
Information Relating to Voting Matters.......................................12
Miscellaneous................................................................13

                                    SYNOPSIS

         This Synopsis provides a concise summary of the information contained in this Combined Prospectus/Proxy Statement.

REASONS FOR THE TRANSACTION

The Board of Trustees has unanimously recommended the Reorganization and you are being asked to vote for the Plan because the Board believes that as shareholders of the combined fund you have the potential to realize substantial benefits from the economies of scale that are associated with a larger asset base. In addition, the Trustees believe that there will be substantial benefits to the combined fund through a wider diversification of its assets across a broader country base, thereby increasing investment opportunities for the Fund with the potential of spreading investment risks among a greater number of issuers. See "Reasons for the Transaction."

THE PLAN OF REORGANIZATION AND LIQUIDATION

Under the Plan, the Asia-Pacific Fund will transfer its assets to the International Value Fund in exchange for shares of the International Value Fund and the assumption by the International Value Fund of the liabilities of the Asia-Pacific Fund. After the transaction, you will receive that number of shares of the International Value Fund with a total value equal to the net asset value of your shares of the Asia-Pacific Fund, as determined at the close of business on the date of the exchange. You will not be charged a sales charge for this transaction. See "Reasons for the Transaction" and "Information About the Transaction," and the copy of the form of the Plan, which is attached as Exhibit A.

TAX CONSEQUENCES

Each Fund will receive an opinion of counsel to the effect that no gain or loss will be recognized by the Asia-Pacific Fund, the International Value Fund, or the shareholders of the Asia-Pacific Fund as a result of the Reorganization. See "Information about the Transaction."

INVESTMENT  OBJECTIVES AND POLICIES

International Value Fund. The International Value Fund seeks long-term capital appreciation consistent with preservation of capital primarily through investments in securities of non-U.S. issuers. The Fund will invest in securities of companies that are considered by its investment adviser to be out of favor and undervalued in relation to their potential growth or earning power. The Fund will invest at least 65% of its total assets in securities of issuers located in at least three different countries outside the United States, including common stock, investment grade debt convertible into common stock, depository receipts for these securities and warrants. The Fund does not intend to engage on an ongoing basis in short-term trading.


Asia-Pacific Fund. The Asia-Pacific Fund seeks long-term capital appreciation consistent with preservation of capital primarily through investments in securities of issuers located in Asia and the Pacific Basin. The Fund will invest at least 65% of its total assets in securities of issuers located in Asia and the Pacific Basin, including common stock, investment grade debt convertible into common stock, depository receipts for these securities and warrants.


Each Fund has additional investment policies which are discussed under "Risk Factors" and "Comparison of the Funds' Investment Objectives and Policies."

MANAGEMENT OF THE FUNDS


Investment Adviser
Tocqueville Asset Management L.P. (the "Adviser") is the investment adviser for each Fund. See "Information About the Funds."

Administrator
Under an Administrative Services Agreement, the Adviser supervises the administration of all aspects of each Fund's operations. Firstar Trust Company has been delegated and performs certain administrative functions. See "Information About the Funds."

Fees and Expenses
The investment advisory and administrative services fees are identical for each Fund. Because the investment advisory fees are at breakpoints based on assets, it is anticipated that due to a larger asset base shareholders will be subject to lower overall levels of investment advisory fees and total fund expenses for the foreseeable future as a result of the Reorganization. See "Comparison of Fees and Expenses."


DISTRIBUTION AND PURCHASE PROCEDURES; EXCHANGE RIGHTS; REDEMPTION PROCEDURES

The procedures for purchasing and redeeming shares are identical for each Fund, and each Fund has identical exchange privileges. See "Information About the Funds."

OTHER CONSIDERATIONS

In the event the shareholders of the Asia-Pacific Fund do not approve the Reorganization, the Board will consider possible alternatives to the proposed Reorganization. Shareholders have no right of appraisal, but may continue to redeem their shares in accordance with normal Fund policies.

         This Synopsis is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, including information incorporated by reference herein from the accompanying Prospectus for the International Value Fund dated February 28, 1997, and in the Plan of Reorganization and Liquidation attached to this Combined Prospectus/Proxy Statement as Exhibit A.

                                  RISK FACTORS

         As described more fully below under "Comparison of the Funds' Investment Objectives and Policies," the principal difference in the investment objectives and policies of the two Funds is that the International Value Fund has a broader range of permissible foreign countries in which to invest than the Asia-Pacific Fund.

         The Adviser informed the Board that it had evaluated the risk profile of the Asia-Pacific Fund and believed that, due to its narrower scope of permissible investments, the Asia-Pacific Fund is akin to a "sector" fund and has a greater risk exposure than the International Value Fund due to the mandatory concentration of investments within certain Asian and Pacific Basin countries. Although the International Value Fund may invest in a broader range of foreign countries than the Asia-Pacific Fund, which may tend to decrease the risks undertaken by a shareholder to some extent, shareholders should bear in mind that investments in foreign securities generally involve certain risks not ordinarily associated with investments in securities of domestic issuers. All such risks are risks that have been undertaken by investing in the Asia-Pacific Fund.

         Direct and indirect investments in securities of foreign issuers may involve risks that are not present with domestic investments and there can be no assurance that the International Value Fund's foreign investments will present less risk than a portfolio of domestic securities.

         The value of the International Value Fund's investments denominated in foreign currencies may depend in part on the relative strength of the U.S. dollar, and the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between foreign currencies and the U.S. dollar. This risk also is present with respect to an investment in the Asia-Pacific Fund.

         In addition to the risks described above, the economies of other countries may differ unfavorably from the United States economy in such respects as growth of domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Further, such economies generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by any trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in countries with which they trade.

         The International Value Fund and the Asia-Pacific Fund each may invest, without limit, in companies located in emerging markets. An emerging market is any country that the World Bank has determined to have a low or middle income economy and may include every country in the world except the United States, Australia, Canada, Japan, New Zealand and most countries in Western Europe such as Belgium, Denmark, France, Germany, Great Britain, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland. Specifically, any change in the leadership or policies of the governments of emerging market countries in which each Fund invests or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse certain beneficial economic policies of such countries and thereby eliminate any investment opportunities which may currently exist.

                         COMPARISON OF FEES AND EXPENSES

         The following tables summarize and compare the fees and expenses of the Funds. These tables are intended to assist shareholders in comparing the various costs and expenses that shareholders directly and indirectly bear with respect to an investment in the Asia-Pacific Fund and those that they can expect to bear directly and indirectly as shareholders of the International Value Fund.


                        SHAREHOLDER TRANSACTION EXPENSES


                                    Maximum Sales
                   Maximum Sales     Load Imposed       Maximum
                      Load on       on Reinvested    Deferred Sales   Redemption   Exchange
                     Purchases        Dividends           Load            Fee         Fee
-------------------------------------------------------------------------------------------------
International
Value Fund             4.00%             None             None             *          **

Asia-Pacific           4.00%             None             None             *          **
Fund


                                          ANNUAL FUND OPERATING EXPENSES
                                          (as a % of average net assets)



                                                                      Total
                    Management        Rule 12b-1          Other     Operating
                        Fee      Distribution Fee (1)    Expenses   Expenses(2)
-------------------------------------------------------------------------------
International          1.00%            0.25%             0.75%       2.00%
Value Fund

Asia-Pacific           1.00%            0.25%             0.75%       2.00%
Fund

Pro Forma for          1.00%            0.25%             0.75%       2.00%
Combined Fund




(1) Under each Fund's Distribution Plan, the Adviser is permitted to carry forward expenses not reimbursed by the distribution fee to subsequent fiscal years for submission by the Fund for payment, subject to the continuation of the Plan. Such amounts are not recognized in the Fund's financial statements as expenses and liabilities, since the Distribution Plan can be terminated on an annual basis without further liability to the Fund. Any Rule 12b-1 expenses not already reimbursed with respect to the Asia-Pacific Fund will not be carried forward after the Reorganization. The Rule 12b-1 fee may represent the equivalent of an annual asset-based sales charge to an investor. As a result of distribution fees, a long-term shareholder in the Funds may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc.

(2) Total Operating Expenses reflect the voluntary waiver and/or the reimbursement of certain expenses. Absent such voluntary waiver and/or reimbursement, Other Expenses and Total Operating Expenses for each Fund would be: International Value Fund: 1.28% and 2.53%, respectively; and Asia-Pacific Fund 2.04% and 3.29%, respectively. Other Expenses and Total Operating Expenses for the Combined Fund, absent any voluntary waiver and/or reimbursement, are estimated to be 1.23% and 2.48%, respectively. The Adviser has voluntarily undertaken to waive and/or reimburse expenses during the current fiscal year so that Total Fund
         Operating Expenses do not exceed 2.00% for either Fund. Should the Adviser decide during the current fiscal year that such waiver and/or reimbursement cannot be maintained, shareholders will receive 30 days notice of the change.

* The Transfer Agent charges a $12 service fee for each payment of redemption proceeds made by wire.

**       The Transfer Agent charges a $5 fee for each telephone exchange.


                                     EXAMPLE

         Using the above expenses, you would pay the following expense on a $1000 investment, assuming (1) five percent annual return and (2) full redemption at the end of each period:



                               1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------

International Value Fund         $59       $100      $143       $263

Asia-Pacific Fund                 59        100       143        263

Pro Forma for Combined Funds      59        100       143        263


The purpose of the table is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. See "Information About the Funds" for a more complete discussion of annual operating expenses of the Funds. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         FINANCIAL HIGHLIGHTS. Financial highlights with respect to the Funds is incorporated by reference herein and is included in the Prospectuses and Statements of Additional Information dated February 28, 1997 and in the annual report to shareholders.

                        INFORMATION ABOUT THE TRANSACTION

         PLAN OF REORGANIZATION AND LIQUIDATION. The Plan provides that on the Closing Date (as defined below) of the Reorganization, substantially all of the assets of the Asia-Pacific Fund will be transferred to the International Value Fund.

         In exchange for the transfer of the assets of the Asia-Pacific Fund, the International Value Fund will assume the liabilities of the Asia-Pacific Fund and will issue to the Asia-Pacific Fund full and fractional shares of the International Value Fund. The Asia-Pacific Fund will distribute the shares of the International Value Fund so received to shareholders of the Asia-Pacific Fund, whose shares of the Asia-Pacific Fund will become void. Shareholders of the Asia-Pacific Fund at the time of the Reorganization will become shareholders of the International Value Fund and will receive the same dollar amount in International Value Fund shares as the shareholder had held in shares of the Asia-Pacific Fund.

         For purposes of the Reorganization, the number of shares of the International Value Fund to be issued to the Asia-Pacific Fund will have an aggregate net asset value equal to the aggregate net asset value of the Asia-Pacific Fund as of the close of business on the business day preceding the Closing Date (the "Valuation Date"). Asset value determinations will be made in accordance with the valuation procedures set forth in the Funds' then current Prospectuses and Statements of Additional Information.

         On, or as soon as practicable after, the Closing Date, the Asia-Pacific Fund will liquidate and distribute pro rata the shares of the International Value Fund received in the Reorganization to its shareholders of record. Shareholders of record will be determined as of the close of business on the Valuation Date. The liquidation and distribution will be accomplished by establishing accounts on the share records of the International Value Fund in the name of the Asia-Pacific Fund shareholders, each account reflecting ownership of the respective number of shares of the International Value Fund due to each shareholder of the Asia-Pacific Fund.

         The consummation of the Reorganization is subject to certain conditions set forth in the Plan. The Board of Trustees of the Trust may terminate the Plan at any time prior to the closing of the Reorganization without liability on the part of either Fund. Assuming satisfaction of the conditions of the Plan, the closing date for the Reorganization will be on May 1, 1997, or such other date as is agreed to by the parties (the "Closing Date").

         If the Reorganization is approved by shareholders, the Asia-Pacific Fund reserves the right to sell portfolio securities and/or purchase other securities, to the extent necessary so that the asset composition of the Asia-Pacific Fund is consistent with the investment policies and restrictions of the International Value Fund. Purchase and sale transactions would entail transaction costs borne by the Asia-Pacific Fund. As of the date of this Combined Prospectus/Proxy Statement, however, the Trust anticipates that the Asia-Pacific Fund's portfolio securities will be retained by the International Value Fund after the Reorganization.

         DESCRIPTION OF SHARES OF THE INTERNATIONAL VALUE FUND. Full and fractional shares of the International Value Fund will be issued to the shareholders of the Asia-Pacific Fund in accordance with the procedures under the Plan as described above. Each share will be fully paid and nonassessable when issued and transferrable without restriction and will have no preemptive or conversion rights.

         EXPENSES. The Reorganization will be effected for each Asia-Pacific Fund shareholder at net asset value without the imposition of any sales charges. Expenses otherwise incurred by the Funds in connection with the transactions will be borne by each Fund.

         SHAREHOLDER APPROVAL. Approval of the Plan requires the affirmative vote of a "majority of the outstanding voting securities," within the meaning of the 1940 Act, of the Asia-Pacific Fund. The term "majority of the outstanding voting securities" is defined under the 1940 Act to mean: (a) 67% or more of the outstanding Shares present at the Meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (b) more than 50% of the outstanding Shares of the Asia-Pacific Fund, whichever is less.

         The Board may terminate the Plan at any time prior to the closing of the transaction.

         FEDERAL INCOME TAX CONSEQUENCES. At the closing of the Reorganization the Trust will receive an opinion from counsel to the effect that, on the basis of then current law and certain assumptions and representations, for federal income tax purposes: (1) the Asia-Pacific Fund and the International Value Fund will each be treated as a separate corporation for federal income tax purposes;
(2) the exchange by the Asia- Pacific Fund of substantially all of its assets in exchange for shares of the International Value Fund and the assumption by the International Value Fund of the liabilities of the Asia-Pacific Fund, and the subsequent liquidation of the Asia-Pacific Fund pursuant to the Plan will constitute a reorganization within the meaning of section  368(a)(l)(C)  of the  Internal  Revenue  Code of 1986,  as amended (the
"Code"), and that the Asia-Pacific Fund and the International Value Fund will each be "a party to a reorganization" within the meaning of Code section 368(b);
(3) the Asia-Pacific Fund will not recognize any gain or loss as a result of the Reorganization; (4) the International Value Fund will not recognize any gain or loss on the receipt of the assets of the Asia- Pacific Fund in exchange for shares of the International Value Fund; (5) the shareholders of the Asia-Pacific Fund will not recognize any gain or loss on the exchange of their shares of the Asia-Pacific Fund for shares of the International Value Fund; (6) the aggregate tax basis of shares of the International Value Fund received by each shareholder of the Asia-Pacific Fund will be the same as the aggregate tax basis of the shares of the Asia- Pacific Fund exchanged therefor; (7) the International Value Fund's adjusted tax basis in the assets received from the Asia-Pacific Fund in the Reorganization will be the same as the adjusted tax basis of such assets in the hands of the Asia-Pacific Fund immediately prior to the Reorganization; (8) the holding period of each former shareholder of the Asia-Pacific Fund in the shares of the International Value Fund received in the Reorganization will include the period during which such shareholder held his shares of the Asia-Pacific Fund as a capital asset; and (9) the International Value Fund's holding periods in the assets received from the Asia- Pacific Fund in the Reorganization will include the holding periods of such assets in the hands of the Asia- Pacific Fund immediately prior to the Reorganization.

         The Asia-Pacific Fund and the International Value Fund have not sought a tax ruling from the Internal Revenue Service ("IRS") with respect to the tax aspects of the Reorganization, but will act in reliance upon the opinion of counsel discussed in the preceding paragraph. Such opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. If for any reason the Reorganization of the Asia-Pacific Fund did not qualify as a tax-free reorganization for federal income tax purposes, then (i) the transfer of the Asia-Pacific Fund's assets to the International Value Fund would be treated as a taxable sale or exchange of those assets at fair market value, and (ii) the exchange by the shareholders of the Asia-Pacific Fund of their Asia-Pacific Fund shares for the International Value Fund shares would be treated as a taxable exchange of the Asia-Pacific Fund shares, also at fair market value. Shareholders should consult their own advisers concerning that and other potential tax consequences of the Reorganization to them, including any applicable state and local income tax consequences.

         CAPITALIZATION. The following table shows the capitalization of the Asia-Pacific Fund and the International Value Fund as of October 31, 1996, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets at net asset value:

                                Net Assets         Net Asset        Shares
                             (As of 10/31/96)   Value per Share   Outstanding
                             ----------------   ---------------   -----------

Asia-Pacific Fund               $18,137,658           $9.08          1,997,849

International Value Fund        $23,932,334          $12.57          1,903,992

Pro Forma Combined              $42,069,992          $12.57          3,346,924

                           REASONS FOR THE TRANSACTION

         The Board considered the Reorganization at a meeting on March 6, 1997. At the meeting, the Adviser recommended to the Trustees that they approve, and recommend to the shareholders of the Asia-Pacific Fund for their approval, a tax-free Reorganization of the Asia-Pacific Fund into the International Value Fund, in accordance with the terms of the Plan.

         Management of the Adviser ("Management") has been of the view that both Funds and the Trust would benefit from a combination of the funds because of the economies of scale that would come with a larger asset base and the simplification of marketing the Trust's international value portfolio. In addition, Management expects the combined fund to benefit from a wider diversification of its assets across a broader country base, thereby increasing investment opportunities for the fund with the potential of spreading investment risks among a greater number of issuers.

         Management evaluated the risk profile of the Asia-Pacific Fund and informed the Board of its belief that, as a general matter, long-term capital appreciation may more likely be realized through investments in a more diversified international investment portfolio such as that of the International Value Fund because the Asia- Pacific Fund may have a greater risk exposure than the International Value Fund due to the mandatory concentration of investments within certain Asian and Pacific Basin countries. At the Board meeting, Management informed the Board of its belief that a reduction in expenses could potentially be realized as a result of the elimination of duplicative costs presently incurred for services that are performed for both Funds.

         In making its recommendation, Management considered the fact that the Adviser is the investment adviser to both Funds. In addition, Management considered the similarities of the investment objectives and policies of the Funds and the fact that the Funds share the same service providers. Further, Management considered that the Reorganization would be effected as a tax-free reorganization.

         Given the above factors and the similarity in the investment strategies of the Asia-Pacific Fund and the International Value Fund, the Adviser concluded that combining the two Funds would be appropriate and would enable the shareholders of the combined portfolio to benefit from certain economies of scale, including a lower gross expense ratio than that currently experienced by the Asia-Pacific Fund, while also affording shareholders the continuing opportunity to participate in a portfolio of foreign securities. The Adviser also believes that by combining the Funds, the Adviser will be able to concentrate its marketing resources on a single foreign stock fund to attract investors interested in such a fund.

         The Adviser indicated to the Board its belief that the most appropriate method of combining the Asia- Pacific Fund into the International Value Fund would be through a tax-free acquisition of the assets of the Asia- Pacific Fund by the International Value Fund. The Adviser also stated that the Reorganization is a better alternative than a taxable redemption of Asia-Pacific Fund shares or an outright liquidation and dissolution of the Asia-Pacific Fund.

         In considering the Adviser's proposal, the Board considered other alternatives that are available to shareholders, including the ability to redeem shares of the Asia-Pacific Fund prior to the Reorganization.

         In reaching its decision to recommend shareholder approval of the Reorganization, the Board made inquiries into a number of factors. The Board was informed of the expense ratios of the Funds, and of applicable expense waivers, as described above. In addition, the Board was advised that the Adviser could not agree to indefinitely extend its voluntary expense waiver and reimbursement arrangement. Without giving effect to the Adviser's voluntary waiver/reimbursement, the total operating expenses of the Asia-Pacific Fund had been 3.29% as of October 31, 1996. See "Information About the Funds - Expense Ratios."

         The  Board  also  considered  the  following   comparative   investment
performance information regarding the Funds:

                            Total Return Information


                             One Year Period ended
                                October 31, 1996             Life of the Fund
                                ----------------             ----------------
International Value Fund              11.44%                       8.68%
Asia-Pacific Fund                     -3.92%                       2.97%

         The factors considered by the Board included, among other things: (1) recent and anticipated asset and expense levels of the Funds and future prospects of each Fund; (2) the similarity of the investment advisory, distribution and administration arrangements, the fact that the Funds have the same custodian, transfer agent, dividend disbursing agent and independent accountants, and the fact that the Funds expect the Reorganization to realize savings in fixed expenses because of resulting efficiencies in administration, portfolio management, and marketing; (3) alternative options to the Reorganization; (4) the terms and conditions of the Reorganization; (5) the similarity of the investment objectives, policies and restrictions of the two Funds; and (6) the tax consequences expected to result from the Reorganization.

         Based upon these factors, the Trustees unanimously determined that the transaction would not result in dilution of the interests of, and would be in the best interest of, the shareholders of each of the Funds and recommended that the shareholders of the Asia-Pacific Fund approve the Reorganization and the Plan. The Trustees present at the March 6, 1997 Board Meeting constituted a majority of all of the Trustees and a majority of those Trustees who are not "interested persons" of the Adviser or the Funds, within the meaning of the 1940 Act.

           COMPARISON OF THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

         GENERAL. The investment objectives and policies of the Funds are substantially similar. Both seek long-term capital appreciation consistent with preservation of capital primarily through investing in a diversified portfolio of common stocks principally traded in countries outside of North America. While the Asia-Pacific Fund's principal investments are limited to countries in Asia and the Pacific Basin, the International Value Fund may invest principally in a broader range of countries.

         INTERNATIONAL VALUE FUND. The investment objective of the International Value Fund is long-term capital appreciation consistent with preservation of capital primarily through investments in securities of non- U.S. issuers. Toward this end the Fund invests in a diversified portfolio consisting of common stocks of companies that are considered by the Adviser to be out of favor and undervalued in relation to their potential growth or earning power. Generally, stocks which have underperformed market indices for at least one year and companies which have a historically low stock price in relation to such factors as sales, potential earnings or underlying assets will be considered by the Adviser to be out of favor. The Adviser searches for companies based on its judgment of relative value and growth potential. The potential growth and earning power of a company will be evaluated by the Adviser either on the basis of past growth and profitability, as reflected in their financial statements, or on the Adviser's conclusion that the company has achieved better results than similar companies in a depressed industry which the Adviser believes will improve within the next two years. There is no assurance that the Adviser's evaluation will be accurate in its selection of stocks for the Fund's portfolio or that the Fund's objective will be achieved. If the stocks in which the Fund invests never attain their perceived potential or the valuation of such stocks in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation or a depreciation in the value of such stocks. Under normal conditions, at least 65% of the Fund's total assets will be invested in at least three different countries outside the United States. The Fund will invest most of its assets in developed countries, although it may purchase securities of companies located in developing countries. In addition, the Fund may invest up to 20% of its assets in the United States.

         ASIA-PACIFIC FUND. The investment objective of the Asia-Pacific Fund is long-term capital appreciation consistent with preservation of capital primarily through investments in securities of issuers located in Asia and the Pacific Basin. While the Adviser may invest the Fund's assets in securities of issuers in any country, under normal conditions at least 65% of the Fund's total assets will be invested in Asia and the Pacific Basin countries. Pacific Basin countries are Australia, Hong Kong, Indonesia, Japan, Malaysia, New Zealand, Republic of Korea, Singapore, Taiwan, Thailand and The Philippines. Asian countries are India and The People's Republic of China, which is accessed through Pacific Basin countries (as described above), most notably Hong Kong. The Adviser believes that it will usually have assets invested in most of the countries located in Asia and the Pacific Basin; however, under normal market conditions the Fund will be invested in a minimum of five countries. Investments will not normally be made in securities of issuers located in the United States or Canada.

                           INFORMATION ABOUT THE FUNDS

         INVESTMENT ADVISORY AGREEMENTS. The investment advisory agreement between the International Value Fund and the Adviser (the "Investment Advisory Agreement") contains terms that are the same as those set forth in the current investment advisory agreement between the Asia-Pacific Fund and the Adviser except for their execution and termination dates.

         The Adviser is registered with the Commission as an investment adviser and, in addition to managing the Funds, is also engaged in the business of acting as investment adviser to private accounts with combined assets of more than $600 million.

         The Adviser, a limited partnership with it principal offices at 1675 Broadway, New York, New York 10019, acts as Adviser to each Fund under a separate Investment Advisory Agreement which provides that the Adviser identify and analyze possible investments for each Fund, and determine the amount, timing, and form of such investments. The Adviser has the responsibility of monitoring and reviewing each Fund's portfolio, on a regular basis, and recommending the ultimate disposition of such investments. It is the Adviser's responsibility to cause the purchase and sale of securities in each Fund's portfolio, subject at all times to the policies set forth by the Board of Trustees. The Adviser is an affiliate of Tocqueville Securities L.P., each Fund's distributor.

         ADVISORY AND DISTRIBUTION FEES. Under the current investment advisory agreements of the International Value Fund and Asia-Pacific Fund, the Adviser receives a fee from each Fund, calculated daily and payable monthly, for the performance of its services at an annual rate of 1.00% on the first $50 million of the average daily net assets of each Fund, 0.75% of average daily net assets in excess of $50 million but not exceeding $100 million, and 0.65% of the average daily net assets in excess of $100 million. The fee is accrued daily for the purposes of determining the offering and redemption price of each Fund's shares.

         Each Fund has adopted a distribution plan (each a "Distribution Plan") pursuant to Rule 12b-1 of the 1940 Act. Pursuant to the Distribution Plans, a Fund may incur distribution expenses related to the sale of its shares of up to 0.25% per annum of the Fund's average daily net assets.

         The Distribution Plans provide that a Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents including Tocqueville Securities L.P., the Fund's distributor, who enter into agreements with the Fund or Tocqueville Securities L.P. The Distribution Plans will only make payments for expenses actually incurred on a first-in, first-out basis. The Distribution Plans may carry forward for an unlimited number of years any unreimbursed expenses. If a Distribution Plan is terminated in accordance with its terms, the obligations of the Fund to make payments pursuant to the Distribution Plan will cease and the Fund will not be required to make any payments past the date the Distribution Plan terminates.

         ADMINISTRATOR. Under an Administrative Services Agreement, the Adviser supervises the administration of all aspects of each Fund's operations, including each Fund's receipt of services for which the Fund is obligated to pay, provides each Fund with general office facilities and provides, at each Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Funds. Those persons, as well as certain employees and Trustees of the Funds, may be directors, officers or employees of (and persons providing services to the Funds may include) the Adviser and its affiliates. For these services and facilities, the Adviser receives with respect to the Fund a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Funds. Certain administrative responsibilities have been delegated to and are being performed by Firstar Trust Company.

         EXPENSE RATIOS. As of October 31, 1996, the Asia-Pacific Fund had total net assets of $18,137,658 the International Value Fund had total net assets of $23,932,334 As of October 31, 1996, the total expense ratio for the Asia-Pacific Fund was 2.63% after fee waivers. Without fee waivers, the expense ratio would have been 3.29% for the Asia-Pacific Fund. For the same period, the total expense ratio for the International Value Fund was 1.98% after fee waivers.
Without fee waivers, the expense ratio would have been 2.53% for the International Value Fund.

         DIVIDENDS AND DISTRIBUTIONS. It is each Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Internal Revenue Code of 1986. Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Fund.

         PURCHASE PROCEDURES AND EXCHANGE PRIVILEGES. The Funds have identical purchase procedures and exchange privileges. Shares of both Funds are sold on a continuous basis at net asset value and an initial sales charge, where applicable.

         REDEMPTION PROCEDURES. The Funds offer identical redemption features pursuant to which proceeds of a redemption are remitted to shareholders.

         GENERAL. Each Fund is a separate series of the Trust and, as such, has identical rights under the Trust's Declaration of Trust and applicable Massachusetts law. Each share of a Fund is entitled to one vote for all purposes. Massachusetts law does not require registered investment companies, such as the Trust, to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees. The Trust indemnifies trustees and officers to the fullest extent permitted under Massachusetts law.

                             ADDITIONAL INFORMATION

         This Combined Prospectus/Proxy Statement and the Related Statement of Additional Information do not contain all of the information set forth in the registration statement and the exhibits relating thereto filed by the Trust with the Commission under the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.

         Information about the International Value Fund is included in its Prospectus dated February 28, 1997, copies of which are included herewith and incorporated by reference herein. Additional information about the

International Value Fund is included in the Statement of Additional Information dated February 28, 1997, which has been filed as part of the Related Statement of Additional Information of this Combined Prospectus/Proxy Statement, dated April 14, 1997 and is included herein.

         Both Funds file proxy materials, reports and other information with the Commission. These documents and other information can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

                     INFORMATION RELATING TO VOTING MATTERS

         GENERAL INFORMATION. This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board for the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Representatives of the Adviser and the Trust and service contractors retained by the Trust may contact shareholders directly to discuss voting on the proposal set forth herein, and may also solicit proxies by telephone, telegraph or personal interview. The International Value Fund and the Asia-Pacific Fund will bear the cost of solicitation of proxies. It is anticipated that banks, broker-dealers and other institutions will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. The International Value Fund and the Asia-Pacific Fund may, upon request, reimburse banks, broker-dealers and other institutions for their expenses in forwarding proxy materials to beneficial owners.

         Only shareholders of record of the Asia-Pacific Fund at the close of business on April 9, 1997 (the "Record Date"), will be entitled to vote at the Meeting. As of the Record Date, there were 2,058,852.213 shares of the Asia-Pacific Fund issued and outstanding and 2,645,030.487 shares of the International Value Fund issued and outstanding.

         As of April 9, 1997, Trustees and officers of the Trust owned 2.23% of the outstanding shares of the International Value Fund. As of April 9, 1997, the Adviser was believed to possess voting power with respect to 1,927,147.226 (93.60%) of the outstanding shares of the Asia-Pacific Fund, in view of which such shares could be deemed to be beneficially owned by Tocqueville Asset Management, L.P. as of such date. However, the Adviser and its affiliates have advised the Trust that they intend to vote any shares over which they have voting power at the Meeting (i) in the manner instructed by the customers for which such shares are held, or (ii) in the event that such instructions are not received, in the same proportion as the votes cast by other shareholders (including advisory customers who furnish voting instructions).

         If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the instructions thereon. In the absence of any instructions, such proxy will be voted to approve the Reorganization. Any shareholder giving a proxy may revoke it at any time before the Meeting by submitting to the Asia-Pacific Fund a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

         If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does have discretionary power) or marked with an abstention (collectively, "abstentions"), the shares represented thereby will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business.

         QUORUM AND ADJOURNMENTS. The presence of a majority of the outstanding shares of the Asia-Pacific Fund, in person or by proxy, constitutes a quorum. If at the time any session of the Meeting is called to order a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on one or more of the proposals in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate.

         APPRAISAL RIGHTS. The Trust's Declaration of Trust does not grant shareholders any rights of share appraisal. Shareholders have the right to redeem their shares of the Asia-Pacific Fund at net asset value at any time until the close of business on the business day prior to the Closing Date of the Reorganization and, thereafter, shareholders may redeem from the International Value Fund the International Value Fund shares acquired by them in the Reorganization.

         OTHER BUSINESS. The Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named as Proxies.

         FUTURE SHAREHOLDER PROPOSALS. Pursuant to rules adopted by the Commission under the Securities Exchange Act of 1934, as amended (the "1934 Act"), shareholders may request inclusion in the Asia-Pacific Fund's proxy statement for an annual meeting of shareholders proposals that they intend to introduce at such meeting. Any such proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the 1934 Act. The Asia-Pacific Fund does not hold annual meetings of shareholders. For this reason, no anticipated date of the next meeting, if any, can be provided.

             THE BOARD OF TRUSTEES RECOMMENDS APPROVAL OF THE PLAN.


                                  MISCELLANEOUS

         FINANCIAL STATEMENTS. The financial statements of the Funds, which have been incorporated by reference into the Related Statement of Additional Information relating to this Combined Prospectus/Proxy Statement, have been audited by McGladrey & Pullen, independent accountants, for the periods indicated in their report thereon, which is included in the annual report to shareholders for the year ended October 31, 1996.

                                                                       EXHIBIT A

                                     FORM OF
                     PLAN OF REORGANIZATION AND LIQUIDATION


         THIS PLAN OF REORGANIZATION AND LIQUIDATION (the "Plan") is adopted by The Tocqueville Trust, a Massachusetts business trust (the "Trust"), on behalf of two of its portfolios, The Tocqueville Asia-Pacific Fund (the "Asia-Pacific Fund") and The Tocqueville International Value Fund (the "International Value Fund") as of March 6, 1997. (The Asia-Pacific Fund and International Value Fund are sometimes referred to as a "Fund" and together as the "Funds.")

                              W I T N E S S E T H :

         WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, this Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended, such reorganization to consist of the transfer of all of the assets of the Asia-Pacific Fund in exchange for shares of beneficial interest, no par value, of the International Value Fund ("International Value Fund Shares"), the assumption by the International Value Fund of the liabilities of the Asia-Pacific Fund, and the distribution, after the Closing (as defined in Section 5) of International Value Fund Shares to the shareholders of the Asia-Pacific Fund in liquidation of the Asia-Pacific Fund, all upon the terms and conditions hereinafter set forth in this Plan; and

         WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust, within the meaning of the 1940 Act, has determined with regard to each Fund that participating in the transactions contemplated by this Plan is in the best interests of the Funds and that the interests of shareholders of the Funds will not be diluted as a result of such transactions.

         NOW, THEREFORE, the Board of Trustees of the Trust hereby adopts and declares the following Plan:

         1. TRANSFER OF ASSETS. Subject to the terms and conditions set forth herein, at the Closing the Trust shall transfer all of the assets of the Asia-Pacific Fund to the International Value Fund, and in consideration therefor, the International Value Fund shall assume all of the Liabilities (as defined herein), and issue to the Trust, on behalf of the Asia-Pacific Fund, International Value Fund Shares (the "New Shares") having an aggregate net asset value equal to the value of the assets of the Asia-Pacific Fund transferred less the Liabilities assumed. "Liabilities" shall mean the liabilities and obligations reflected in an unaudited statement of assets and liabilities of the Asia-Pacific Fund as of the close of business on the Valuation Date (as hereinafter defined), determined in accordance with generally accepted accounting principles consistently applied from the Asia-Pacific Fund's most recently completed audit period. The net asset value of the New Shares and the value of the net assets of the Asia-Pacific Fund to be transferred shall be determined as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (the "Valuation Date") using the valuation procedures set forth in the then current prospectus and statement of additional information of the International Value Fund.

         The International Value Fund shall assume only the Liabilities, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued. All Liabilities that exist at or after the Closing shall, after the Closing, attach to the International Value Fund and may be enforced against the International Value Fund to the same extent as if the same had been incurred by the International Value Fund.

         2. LIQUIDATION OF THE ASIA-PACIFIC FUND. Upon the consummation of the transactions referred to in Section 1, the New Shares will be issued to the Trust, to be credited to the accounts of shareholders of record of the Asia-Pacific Fund at the close of business on the Valuation Date. At or as soon as practicable after the Closing, the New Shares will be distributed to such shareholders in exchange for and in liquidation and cancellation of the shares of the Asia-Pacific Fund, each such shareholder to receive the number of New Shares that is equal in dollar amount to the value of shares of beneficial interest of the Asia-Pacific Fund held by such shareholder as of the close of business on the Valuation Date. Such distribution will be accomplished by the establishment of an open account on the share records of the International Value Fund in the name of each shareholder of the Asia-Pacific Fund and representing the respective number of New Shares due such shareholder. For these purposes, the shareholders of record of the Asia-Pacific Fund as of the close of business on the Valuation Date shall be certified by the transfer agent of the Trust.

         The Trust shall file on behalf of the Asia-Pacific Fund such instruments of dissolution, if any, as are necessary to effect the dissolution of the Asia-Pacific Fund and shall take all other steps necessary to effect a complete liquidation and dissolution of the Asia-Pacific Fund.

         3.       REPRESENTATIONS AND WARRANTIES.

         (a) The Trust, on behalf of the Asia-Pacific Fund and International Value Fund, hereby represents and warrants to the International Value Fund and Asia-Pacific Fund as follows:

                  (i) the Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

                  (ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Plan on behalf of the Asia-Pacific Fund and International Value Fund;

                  (iii) the execution and delivery of this Plan on behalf of the Asia-Pacific Fund and International Value Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust, the shareholders of the International Value Fund, or the shareholders of the Asia-Pacific Fund (other than as contemplated in Section 4(f)) are necessary to authorize this Plan and the transactions contemplated hereby;

                  (iv) this Plan has been duly executed by the Trust on behalf of the Asia-Pacific Fund and the International Value Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

                  (v) neither the execution and delivery of this Plan by the Trust on behalf of the Asia- Pacific Fund or the International Value Fund, nor the consummation by the Trust on behalf of the Asia-Pacific Fund or the International Value Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of, or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Declaration of Trust or By-Laws of the Trust, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound; and

                  (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Plan by the Trust on behalf of the Asia-Pacific Fund and the International Value Fund or the consummation of any transactions contemplated hereby, other than as shall be obtained at or prior to the closing.

         4. CONDITIONS PRECEDENT. The obligations herein of the Trust to effectuate the Plan shall be subject to the satisfaction of the following conditions:

         (a) At or immediately prior to the Closing, the Trust shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Asia-Pacific Fund all of the Fund's investment company taxable income for taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the closing (after reduction for any capital loss carry-forward);

         (b) Such authority and orders from the Securities and Exchange Commission (the "Commission") and state securities commissions as may be necessary to permit the Trust to carry out the transactions contemplated by this Plan shall have been received;

         (c) A registration statement of the Trust on Form N-14 under the Securities Act of 1933, as amended (the "Securities Act"), and such amendment or amendments thereto as are determined by the Board of Trustees of the Trust to be necessary and appropriate to effect such registration of the New Shares (the "Registration Statement"), shall have been filed with the Commission and shall have become effective, and no stop-order suspending the effectiveness of such Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (unless withdrawn or terminated);

         (d) The New Shares shall have been duly  qualified  for offering to the
         public  in  all  states  in  which  such  qualification   required  for
         consummation of the transactions contemplated hereunder.

         (e) The Board of Trustees of the Trust shall have received a legal opinion from outside counsel, in form and substance reasonably satisfactory to the Board of Trustees of the Trust, as to tax and corporate matters related to this Plan, including, without limitation, that the proposed reorganization will not result in any taxable gain or loss to the Asia-Pacific Fund or its shareholders; and

         (f) This Plan and the proposed reorganization contemplated hereby shall have been approved by shareholders of the Asia-Pacific Fund in accordance with the 1940 Act, at a meeting of shareholders of the Asia-Pacific Fund to be duly called for such purpose.

         5. CLOSING. The Closing shall be held at the offices of the Trust and shall occur as of the commencement of business on (a) May 1, 1997, or (b) if all regulatory or shareholder approvals shall not have been received by such date, then on the first Monday following receipt of all necessary regulatory approvals and the final adjourned meeting of shareholders of the Asia-Pacific Fund at which this Plan is considered and approved, or (c) such later time as the Trust may determine, giving consideration to the best interests of the Funds. All acts taking place at the Closing shall deemed to take place simultaneously unless otherwise provided.

         6. EXPENSES. The expenses of the transactions contemplated by this Plan shall be borne by the Funds in proportion to their respective net assets, valued at the Closing, whether or not the transactions contemplated hereby are consummated.

         7. TERMINATION. This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust, at any time prior to the Closing, if circumstances should develop that, in the opinion of the Board, in its sole discretion, make proceeding with this Plan inadvisable for either Fund. In the event of any such termination, there shall be no liability for damages on the part of either Fund, or its agent or officers, to the other Fund, or its agents or officers.

         8. AMENDMENTS. This Plan may be amended, waived or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust with respect to either Fund; provided, however, that following the meeting of the Asia-Pacific Fund shareholders called by the Trust pursuant to
Section 4(f) of this Plan, no such amendment, waiver or supplement may have the effect of changing the provisions for determining the amount of International Value Fund Shares to be issued to the Asia-Pacific Fund shareholders under this Plan, or otherwise to the detriment of such shareholders, without their further approval.

         9. GOVERNING LAW. This Plan shall be governed and construed in accordance with the laws of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         10. FURTHER ASSURANCES. The Trust, with respect to the Asia-Pacific Fund and the International Value Fund, shall take such further action, prior to, at, and after the Closing, as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

         IN WITNESS WHEREOF, the Board of Trustees of the Trust has caused this Plan to be executed on behalf of each Fund as of the date first set forth above by their duly authorized representatives.

                              THE TOCQUEVILLE TRUST
                              on behalf of The Tocqueville Asia-Pacific Fund


Attest:




----------------------


                              By:
                                 ---------------------------------------------






                              THE TOCQUEVILLE TRUST
                              on behalf of The Tocqueville International Value Fund





                              By:
                                 ---------------------------------------------
Attest:




------------------

                              THE TOCQUEVILLE TRUST
                        THE TOCQUEVILLE ASIA-PACIFIC FUND
              SPECIAL MEETING OF SHAREHOLDERS -- April 29, 1997


Please refer to the Proxy Statement for a discussion of these matters. THE UNDERSIGNED HOLDER(S) OF SHARES OF BENEFICIAL INTEREST OF THE TOCQUEVILLE ASIA-PACIFIC FUND SERIES OF THE TOCQUEVILLE TRUST HEREBY CONSTITUTES AND APPOINTS KIERAN LYONS AND ROBERT KLEINSCHMIDT, OR EITHER OF THEM, THE ATTORNEYS AND PROXIES OF THE UNDERSIGNED, WITH FULL POWER OF SUBSTITUTION, TO VOTE THE SHARES LISTED BELOW AS DIRECTED, AND HEREBY REVOKES ANY PRIOR PROXIES. To vote, mark an X in blue or black ink on the proxy card below. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TOCQUEVILLE TRUST.


------Detach card at perforation and mail in postage paid envelope provided----

1. Vote on Proposal to approve a Plan of Reorganization and Liquidation with respect to The Tocqueville Asia-Pacific
     Fund.

     FOR              AGAINST             ABSTAIN
     [ ]                [ ]                 [ ]



-----Detach card at perforation and mail in postage paid envelope provided------

                              THE TOCQUEVILLE TRUST
                        THE TOCQUEVILLE ASIA-PACIFIC FUND
                                      PROXY

THIS PROXY, WHEN PROPERLY EXECUTED AND RETURNED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR APPROVAL OF EACH PROPOSAL.


                    Please sign exactly as name appears on this card. When account is joint tenants, all should sign. When signing as administrator, trustee or guardian, please give title. If a corporation or partnership, sign in entity's name and by authorized person.

                    x________________________________________________________

                    x________________________________________________________

                    Dated:______________________________________________, 1997